Inventory, Net	6 Months Ended
Apr. 30, 2026
Inventory, Net [Abstract]
INVENTORY, NET

NOTE 5 — INVENTORY, NET

As of April 30, 2026 and October 31, 2025, inventory comprised of the following:

	April 30, 2026	October 31, 2025
Raw materials	28,148	13,254
Finished goods	87,168	74,491
Allowance for Inventory	(11,270)	(12,531)
Inventories, net	104,046	75,214

Inventory write-down expense was $134 and $4,734 for the six months ended April 30, 2026 and 2025, respectively.